SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE BASED COMPENSATION [Abstract]
Employee Share Option Activity
The following table summarizes the Company’s share option activity under the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		_$_	Years	_$_
Outstanding, January 1, 2018	11,653,513	5.11
Granted	26,500,000	15.00
Exercised	(2,117,647)	2.16
Forfeited	(328,984)	14.03
Outstanding, December 31, 2018	35,706,882	12.54	8.38	58,007
Vested and expected to vest at December 31, 2018	35,706,882	12.54
Exercisable as of December 31, 2018	8,748,351	5.25	6.03	56,918
Outstanding, January 1, 2019	35,706,882	12.54
Granted	15,327,884	15.00
Exercised	(3,736,976)	5.58
Forfeited	(109,236)	14.24
Outstanding, December 31, 2019	47,188,554	13.89	8.18	1,242,496
Vested and expected to vest at December 31, 2019	47,188,554	13.89
Exercisable as of December 31, 2019	19,664,736	12.35	7.35	548,035
Outstanding, January 1, 2020	47,188,554	13.89
Granted	5,809,024	18.59
Exercised	(5,486,180)	11.29
Forfeited	(45,678)	14.09
Outstanding, December 31, 2020	47,465,720	14.76	7.57	8,747,373
Vested and expected to vest at December 31, 2020	47,465,720	14.76
Exercisable as of December 31, 2020	25,298,368	13.73	7.03	4,688,260

Assumptions Used for Estimated Fair Value of Options
The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions.

	Granted in 2018	Granted in 2019	Granted in 2020

Risk-free interest rates	2.75% – 2.92%	2.34% – 2.68%	0.39% – 1.66%
Expected term	5 – 7 years	5.5 – 8.5 years	5.5 – 7.5 years
Expected volatility	33.3% – 35.2%	33.0% – 35.0%	32.4% – 33.7%
Expected dividend yield	–	–	–
Fair value of share options	$2.52 – $3.52	$4.58 – $13.59	$13.81 – $50.58

RSAs/RSUs Activity
The following table summarizes the Company’s RSAs/RSUs activity under the Plan:

	Number of RSAs/RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		_$_	Years	_$_

Unvested, January 1, 2018	820,207	14.43	9.60	10,933
Granted	4,983,162	12.30
Vested	(309,644)	13.93
Forfeited	(738,753)	13.75

Unvested, December 31, 2018 and January 1, 2019	4,754,972	12.34	9.17	53,826
Granted	6,249,313	20.50
Vested	(2,131,415)	13.67
Forfeited	(791,433)	15.22

Unvested, December 31, 2019 and January 1, 2020	8,081,437	18.02	8.93	325,035
Granted	5,034,735	72.37
Vested	(3,332,063)	19.25
Forfeited	(442,181)	28.74

Unvested, December 31, 2020	9,341,928	46.36	8.64	1,859,511

Total Compensation Expense of RSAs, RSUs and SARs Granted to Employees
Total compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized for the years ended December 31, 2018, 2019 and 2020 is as follows:

	For the year ended December 31,
	2018	2019	2020
	_$_	_$_	_$_
Share options:

Cost of revenue	1,292	244	130
Sales and marketing expenses	795	156	69
General and administrative expenses	39,654	71,787	179,544
Research and development expenses	1,142	567	401
	42,883	72,754	180,144

Cash received for the exercise in the respective years	4,574	20,867	61,949

RSAs/ RSUs:

Cost of revenue	2,018	1,714	4,385
Sales and marketing expenses	1,899	3,017	10,100
General and administrative expenses	7,670	26,761	37,433
Research and development expenses	3,545	11,429	45,820
	15,132	42,921	97,738

SARs:

Cost of revenue	24	319	2,867
Sales and marketing expenses	52	749	5,462
General and administrative expenses	30	313	3,534
Research and development expenses	–	13	501
	106	1,394	12,364